SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ (1,547)
Balance, non-controlling interests	(7,065)
Balance, non-controlling interests	6,267
Non-controlling interest share of losses	(749)
Balance, non-controlling interests	(1,547)
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest	(1,547)
Balance, non-controlling interests	(7,065)
Balance, non-controlling interests	$ (1,547)